Exhibit 99
Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84000%	February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%	December 15, 2019
Class A-2b Notes	$159,800,000.00	1.35%	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%	June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%	April 15, 2022
Class B Notes	$47,150,000.00	2.24%	June 15, 2022
Class C Notes	$31,440,000.00	2.41%	July 15, 2023
Total	$1,571,790,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,847,562.49

Principal:
Principal Collections	$30,216,970.49
Prepayments in Full	$13,911,721.73
Liquidation Proceeds	$593,495.40
Recoveries	$(5,897.03)
Sub Total	$44,716,290.59
Collections	$47,563,853.08

Purchase Amounts:
Purchase Amounts Related to Principal	$483,102.04
Purchase Amounts Related to Interest	$1,044.64
Sub Total	$484,146.68

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,047,999.76

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,047,999.76
Servicing Fee	$1,171,567.32	$1,171,567.32	$0.00	$0.00	$46,876,432.44
Interest - Class A-1 Notes	$22,411.08	$22,411.08	$0.00	$0.00	$46,854,021.36
Interest - Class A-2a Notes	$443,333.33	$443,333.33	$0.00	$0.00	$46,410,688.03
Interest - Class A-2b Notes	$173,210.95	$173,210.95	$0.00	$0.00	$46,237,477.08
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$45,609,139.58
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$45,392,339.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,392,339.58
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$45,304,326.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,304,326.25
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$45,241,184.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,241,184.25
Regular Principal Payment	$56,057,976.44	$45,241,184.25	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,047,999.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,241,184.25
Total					$45,241,184.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$33,119,826.46	$95.61	$22,411.08	$0.06	$33,142,237.54	$95.67
Class A-2a Notes	$8,661,205.99	$21.65	$443,333.33	$1.11	$9,104,539.32	$22.76
Class A-2b Notes	$3,460,151.80	$21.65	$173,210.95	$1.08	$3,633,362.75	$22.73
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$45,241,184.25	$28.78	$1,635,248.19	$1.04	$46,876,432.44	$29.82

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$33,119,826.46	0.0956115	$0.00	0.0000000
Class A-2a Notes	$400,000,000.00	1.0000000	$391,338,794.01	0.9783470
Class A-2b Notes	$159,800,000.00	1.0000000	$156,339,848.20	0.9783470
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$1,258,509,826.46	0.8006857	$1,213,268,642.21	0.7719025

Pool Information
Weighted Average APR	2.490%	2.480%
Weighted Average Remaining Term	51.28	50.42
Number of Receivables Outstanding	59,530	58,557
Pool Balance	$1,405,880,778.32	$1,360,086,427.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,287,183,244.09	$1,245,698,767.97
Pool Factor	0.8183128	0.7916576

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$114,387,659.14
Targeted Overcollateralization Amount	$157,634,577.09
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$146,817,784.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$589,061.55
(Recoveries)		6	$(5,897.03)
Net Loss for Current Collection Period			$594,958.58
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5078%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2612%
Second Prior Collection Period			0.3867%
Prior Collection Period			0.2307%
Current Collection Period			0.5162%
Four Month Average (Current and Prior Three Collection Periods)			0.3487%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		800	$1,923,356.24
(Cumulative Recoveries)			$58,559.09
Cumulative Net Loss for All Collection Periods			$1,864,797.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1085%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,404.20
Average Net Loss for Receivables that have experienced a Realized Loss			$2,331.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.71%	376	$9,684,956.72
61-90 Days Delinquent	0.08%	39	$1,042,856.25
91-120 Days Delinquent	0.01%	7	$167,300.05
Over 120 Days Delinquent	0.00%	2	$66,699.60
Total Delinquent Receivables	0.81%	424	$10,961,812.62

Repossession Inventory:
Repossessed in the Current Collection Period		22	$617,399.91
Total Repossessed Inventory		37	$1,201,144.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0744%
Prior Collection Period			0.0722%
Current Collection Period			0.0820%
Three Month Average			0.0762%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0939%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer